FAIR VALUE MEASUREMENT - Financial Liabilites (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 3 of fair value hierarchy [member] | Warrant Liabilities
FAIR VALUE MEASUREMENT:
Financial Liabilities:	$ 1,290	$ 1,392	$ 1,118